TAXES ON INCOME	12 Months Ended
Dec. 31, 2013
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 14:-	TAXES ON INCOME

a.	Tax laws applicable to the Group companies:

Income Tax (Inflationary Adjustments) Law, 1985:

According to the law, until 2007, the results for tax purposes were adjusted for the changes in the Israeli CPI.

In February 2008, the "Knesset" (Israeli parliament) passed an amendment to the Income Tax (Inflationary Adjustments) Law, 1985, which limits the scope of the law starting 2008 and thereafter. Since 2008, the results for tax purposes are measured in nominal values, excluding certain adjustments for changes in the Israeli CPI carried out in the period up to December 31, 2007. Adjustments relating to capital gains such as for sale of property (betterment) and securities continue to apply until disposal. Since 2008, the amendment to the law includes, among others, the cancellation of the inflationary additions and deductions and the additional deduction for depreciation (in respect of depreciable assets purchased after the 2007 tax year).

The Law for the Encouragement of Capital Investments, 1959:

According to the Law, the companies are entitled to various tax benefits by virtue of the "approved enterprise" and/or "beneficiary enterprise" status granted to part of their enterprises, as implied by this Law. The principal benefits by virtue of the Law are:

Tax benefits and reduced tax rates:

On August 13, 2002, a program of the Company was granted the status of an "Approved Enterprise". The Company elected to enjoy the "alternative benefits" track - waiver of grants in return for tax exemption - and, accordingly, the Company's income from this program is tax-exempt for a period of two years and is subject to a reduced tax rate of 10%-25% for a period of five to eight years (depending upon the percentage of foreign ownership of the Company). The benefit period for this program began in 2003 and terminated in 2012.

The period of tax benefits detailed above is subject to limits of the earlier of 12 years from the commencement of production or 14 years from receiving the approval ("the years' limitation"). Please note that the years' limitation does not apply to the exemption period.

An amendment to the Law, which was published effective as of April 1, 2005 ("the Amendment"), changed certain provisions of the Law. As a result of the Amendment, a company is no longer obliged to implement an Approved Enterprise status in order to receive the tax benefits previously available under the Alternative Benefits provisions, and therefore there is no need to apply to the Investment Center for this purpose (Approved Enterprise status remains mandatory for companies seeking grants). Rather, a company may claim the tax benefits offered by the Investment Law directly in its tax returns, provided that its facilities meet the criteria for tax benefits set out by the Amendment. A company is also entitled to approach the Israeli Tax Authority for a pre-ruling regarding their eligibility for benefits under the Amendment.

Tax benefits are available under the Amendment to production facilities (or other eligible facilities), which are generally required to derive more than 25% of their business income from export (referred to as a Beneficiary Enterprise). In order to receive the tax benefits, the Amendment states that a company must make an investment in the Beneficiary Enterprise exceeding a minimum amount specified in the Law. Such investment may be made over a period of no more than three years ending at the end of the year in which a company requested to have the tax benefits apply to the Beneficiary Enterprise ("the Year of Election").

Where a company requests to have the tax benefits apply to an expansion of existing facilities, then only the expansion will be considered a Beneficiary Enterprise and the company's effective tax rate will be the result of a weighted combination of the applicable rates. In such event, the minimum investment required in order to qualify as a Beneficiary Enterprise is required to exceed a certain percentage of the company's production assets before the expansion. The duration of tax benefits is subject to a limitation of the earlier of seven years from the Commencement Year. The Commencement Year is defined as the later of (a) the first tax year in which a company had derived income for tax purposes from the Beneficiary Enterprise or (b) the year in which a company requested to have the tax benefits apply to the Beneficiary Enterprise - Year of Election) or 12 years from the first day of the Year of Election.

Additional amendments to the Investment Law became effective in January 2011 (the "2011 Amendment"). Under the 2011 Amendment, income derived by 'Preferred Companies' from 'Preferred Enterprises' (both as defined in the 2011 Amendment) would be subject to a uniform rate of corporate tax as opposed to the incentives prior to the 2011 Amendment that were limited to income from Approved or Benefiting Enterprises during their benefits period. According to the 2011 Amendment, the uniform tax rate on such income, referred to as 'Preferred Income', would be 10% in areas in Israel that are designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, and 6% and 12%, respectively, thereafter. Income derived by a Preferred Company from a 'Special Preferred Enterprise' (as defined in the Investment Law) would enjoy further reduced tax rates of 5% in Zone A and 8% elsewhere for a period of ten years.

As with dividends distributed from taxable income derived from an Approved Enterprise or Benefiting Enterprise during the applicable benefits period, dividends distributed from Preferred Income would be subject to a 15% tax (or lower, if so provided under an applicable tax treaty), which would generally be withheld by the distributing company, provided however that dividends distributed from 'Preferred Income' from one Israeli corporation to another, would not be subject to tax. While a company may incur additional tax liability in the event of distribution of dividends from tax exempt income generated from its Approved and Benefiting Enterprises, no additional tax liability will be incurred in the event of distribution of dividends from income taxed in accordance with the 2011 Amendment. Under the transitional provisions of the 2011 Amendment, the Company could have elected whether to irrevocably implement the 2011 Amendment with respect to the Company's existing Approved and Benefiting Enterprises while waiving benefits provided under the legislation prior to the 2011 Amendment or to keep implementing the legislation prior to the 2011 Amendment in the future. The Company did not elect to implement the 2011 Amendment in 2011 or in 2012. The 2011 Amendment has no material effect on the tax payable in respect of the Company's operations.

In March, 2007, the Company received a pre-ruling from the Israeli Tax Authority for its request for a Beneficiary Enterprise, regarding eligibility for benefits under the Amendment. The Company's income from this program is tax-exempt for a period of two years and is subject to a reduced tax rate of 10%-25% for a period of five to eight years (depending upon the percentage of foreign ownership of the Company). The Company has not yet obtained any tax benefits from this program.

Income from sources other than an "Approved Enterprise" during the benefit period was subject to regular corporate tax rate in 2013 (see c. below).

By virtue of the Law, the Company is entitled to claim accelerated depreciation on equipment used by the "Approved Enterprise" during five tax years.

Since the Company is operating under approval for an Approved Enterprise and since part of its taxable income is not entitled to tax benefits under the Law and is taxed at regular rates (25% in 2012), its effective tax rate is the result of a weighted combination of the various applicable rates and tax-exemptions. The computation is made for income derived from each program on the basis of formulas determined in the law and in the approvals.

The tax-exempt income attributable to the "Approved Enterprises" can be distributed to shareholders without subjecting the Company to taxes only upon the complete liquidation of the Company. If the retained tax-exempt income is distributed in a manner other than in the complete liquidation of the Company, it would be taxed at the corporate tax rate applicable to such profits as if the Company had not chosen the alternative tax benefits (currently - 15%).

The Company's Board of Directors has decided that its policy is not to declare dividends out of such tax-exempt income. Accordingly, no deferred income taxes have been provided on income attributable to the Company's "Approved Enterprises" and "Beneficiary Enterprise," as such retained earnings are essentially permanent in duration.

Amendment to the Law for the Encouragement of Capital Investments, 1959 (Amendment 68):

In December 2010, the "Knesset" (Israeli Parliament) passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011 ("the Amendment"), which prescribes, among others, amendments in the Law for the Encouragement of Capital Investments, 1959 ("the Law"). The Amendment became effective as of January 1, 2011. According to the Amendment, the benefit tracks in the Law were modified and a flat tax rate applies to the Company's entire privileged income under its status as a privileged company with a privileged enterprise. Commencing from the 2011 tax year, the Company can elect (without possibility of reversal) to apply the Amendment in a certain tax year and from that year and thereafter, it will be subject to the amended tax rates. The tax rates under the Amendment are: 2011 and 2012 - 15% (in development area A - 10%) and in 2013 - 12.5% (in development area A - 7%).

Amendment to the Law for the Encouragement of Capital Investments, 1959 (Amendment 71):

On August 5, 2013, the "Knesset" issued the Law for Changing National Priorities (Legislative Amendments for Achieving Budget Targets for 2013 and 2014), 2013 which consists of Amendment 71 to the Law for the Encouragement of Capital Investments ("the Amendment"). According to the Amendment, the tax rate on preferred income form a preferred enterprise in 2014 and thereafter will be 16% (in development area A - 9%).

The Amendment also prescribes that any dividends distributed to individuals or foreign residents from the preferred enterprise's earnings as above will be subject to tax at a rate of 20%.

The Company has evaluated the effect of the adoption of the Amendment on its financial statements, and as of the date of the approval of the financial statements, the Company believes that it will not apply the Amendment. The Company's may change its position in the future.

The Company's Israeli Subsidiary applied the Amendment effective from the 2011 tax year.

b.	Tax benefits (in Israel) under the Law for the Encouragement of Industry (Taxes), 1969:

The Company is an "industrial company" as defined by this law and, as such, is entitled to certain tax benefits including accelerated depreciation, deduction of the purchase price of patents and know-how and deduction of public offering expenses.

c.	Tax rates:

1.	The Israeli corporate tax rate was 24% in 2011 and 25% in 2012 and 2013.

On December 5, 2011, the "Knesset" (Israeli parliament) passed the Law for Tax Burden Reform (Legislative Amendments), 2011 ("the Law") which, among others, cancels effective from 2012, the scheduled reduction in the corporate tax rate. The Law also increases the corporate tax rate to 25% in 2012. In view of this increase in the corporate tax rate to 25%, as above, the real capital gain tax rate and the real betterment tax rate were also increased accordingly.

On August 5, 2013, the "Knesset" issued the Law for Changing National Priorities (Legislative Amendments for Achieving Budget Targets for 2013 and 2014), 2013 ("the Budget Law"), which consists, among others, of fiscal changes whose main aim is to enhance the collection of taxes in those years.

These changes include, among others, increasing the corporate tax rate from 25% to 26.5%, cancelling the reduction in the tax rates applicable to privileged enterprises (9% in development area A and 16% elsewhere) and, in certain cases, increasing the rate of dividend withholding tax within the scope of the Law for the Encouragement of Capital Investments to 20% effective from January 1, 2014. There are also other changes such as taxation of revaluation gains effective from August 1, 2013. The provisions regarding revaluation gains will become effective only after the publication of regulations defining what should be considered as "retained earnings not subject to corporate tax" and regulations that set forth provisions for avoiding double taxation of overseas assets. As of the date of approval of these financial statements, these regulations have not been issued.

2.	The tax rates of the Company's non Israeli subsidiaries range between 16%-40%.

d.	Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of domicile.

Israeli income taxes and foreign withholding taxes were not provided for undistributed earnings of the Company's foreign subsidiaries. The Company's board of directors has determined that the Company will not distribute any amounts of its undistributed earnings as dividends. The Company intends to reinvest these earnings indefinitely in its foreign subsidiaries. Accordingly, no deferred income taxes have been provided. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

e.	Israeli Transfer Pricing Regulations:

On November 29, 2006, Income Tax Regulations (Determination of Market Terms), 2006, promulgated under Section 85A of the Tax Ordinance, came into effect ("TP Regulations"). Section 85A of the Tax Ordinance and the TP Regulations generally requires that all cross-border transactions carried out between related parties be conducted on an arm's length principle basis and be taxed accordingly. The TP Regulations did not have a material effect on the Company.

f.	Reconciliation between the theoretical tax expense, assuming all income is taxed at the Israeli statutory rate, and the actual tax expense, is as follows:

	Year ended December 31,
	2011	2012	2013

Income (loss) before taxes as reported in the statements of operations	$10,567	$5,085	$(4,460)

Tax rate	24%	25%	25%

Theoretical tax benefit	$2,536	$1,271	$(1,115)

Increase (decrease) in taxes:

Non-deductible items	126	159	119
Losses and other items for which a valuation allowance was provided	288	120	1,494
Adjustment of deferred tax balances following a changes in tax rates	-	-	(266)
Realization of carryforward tax losses for which valuation allowance was provided	(2,776)	(1,097)	-
Tax rate differences in subsidiaries	189	181	(1)
Provision for uncertain tax positions	113	409	(55)
Taxes in respect of prior years	37	2	(3)
Tax withheld against which valuation allowance was provided this year	228	121	266
Investment tax credit	(233)	(151)	(236)
Other	215	(24)	(134)

Taxes on income in the statements of operations	$723	$991	$69

g.	Taxes on income (tax benefit) included in the statements of operations:

	Year ended December 31,
	2011	2012	2013

Current	$789	$953	$213
Deferred	(66)	38	(144)

	$723	$991	$69

Domestic	$399	$531	$49
Foreign	324	460	20

	$723	$991	$69

h.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2012	2013
Deferred tax assets:
Operating loss carry forwards	$6,137	$7,497
Reserves and tax allowances	3,576	3,773

Total deferred taxes before valuation allowance	9,713	11,270
Valuation allowance	(9,211)	(10,625)

Net deferred tax assets	502	645

Deferred tax liabilities:
Intangible assets	210	335

Net deferred tax assets	$292	$310

Foreign	$292	$310

i.	The domestic and foreign components of income (loss) before taxes are as follows:

	Year ended December 31,
	2011	2012	2013

Domestic	$8,876	$2,134	$(2,313)
Foreign	1,691	2,951	(2,147)

	$10,567	$5,085	$(4,460)

j.	Net operating carry forward tax losses:

The Company has estimated total available carry forward tax losses of $ 11,979 to offset against future taxable income. As of December 31, 2013, the Company recorded a full valuation allowance on these carry forward tax losses due to the uncertainty of their future realization. There is no time limitation for the realization of such tax losses.

The Company's subsidiaries have estimated total available carry forward tax losses of $ 12,911, which may be used to offset against future taxable income, for periods ranging between 1 to 19 years. As of December 31, 2013, the Company recorded a partial valuation allowance for its subsidiaries' carry forward tax losses due to the uncertainty of their future realization.

Utilization of U.S. net operating losses may be subject to a substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

k.	In July 2011, the Company finalized with the Israeli Tax Authority the tax assessment with respect to the years 2005-2006.

l.	Uncertain tax provisions:

As of December 31, 2012 and 2013 balances in respect to ASC 740, "Income Taxes" amounted to $ 761 and $ 706, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
	2012	2013

Balance at the beginning of the year	$332	$761

Additions based on tax positions taken during a prior period	428	24
Additions based on tax positions taken related to the current year	-	59
Reduction related to tax positions taken during a prior period	(19)	-
Reductions related to settlement of tax matters	-	(138)
Foreign currency translation adjustments	20	-

Balance at the end of the year	$761	$706